UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04665

	Commonwealth International Series Trust
	(Exact name of registrant as specified in charter)

5847 San Felipe, Suite 850, Houston , TX		77057
(Address of principal executive offices)		(Zip code)

	BISYS Fund Services Ohio, Inc. 3435 Stelzer Road
	Columbus, Ohio 43219
	(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-345-1898_______

Date of fiscal year end:__October 31___________

Date of reporting period:_April 30, 2007________

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust
5847 San Felipe, Suite 850	The Commonwealth International
Houston, Texas 77057	Series Trust
888-345-1898
Australia/New Zealand Fund
INVESTMENT ADVISOR	Japan Fund
FCA Corp.
5847 San Felipe, Suite 850	Global Fund
Houston, TX 77057	Real Estate Securities Fund
713-781-2856
www.fcacorp.com

DISTRIBUTOR
BISYS Fund Services LP
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT & ADMINISTRATOR
BISYS Fund Services
Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN BANK	SEMI-ANNUAL REPORT
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263	April 30, 2007
(Unaudited)
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732

LEGAL COUNSEL
Rabil & Ropka, LLC
215 Fries Mill Road
Turnersville, NJ 08012

3435 Stelzer Road Columbus, Ohio 43215 * 888.345.1898
Commonwealth Australia/New Zealand Fund (CNZLX)
Commonwealth Japan Fund (CNJFX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
www.commonwealthfunds.com

Dear Shareholder:

We are pleased to present this semi-annual report on the Commonwealth International Series Trust on behalf of its separate series the Commonwealth Australia/New Zealand Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and together the “Funds”) for the six-month period ended April 30, 2007.

To obtain a Prospectus and other information about a Commonwealth Fund, please visit www.commonwealthfunds.com or call 1-888-345-1898. Please read the Prospectus carefully before investing.

Commonwealth Australia/New Zealand Fund

Performance Overview

The Commonwealth Australia/New Zealand Fund’s Net Asset Value (NAV) as of April 30, 2007 was $18.35 per share compared to $17.44 per share on October 31, 2006. On December 27, 2006 the Fund made dividend distributions of $2.29 per share. For the six months under review, Commonwealth Australia/New Zealand Fund posted a 19.63% cumulative total return, assuming reinvestment of gross distributions. During the six-month period the Fund underperformed the Australian All Ordinaries Index,1 which returned 26.55% and the New Zealand Exchange Limited 50 Free Float Total Return Index2, which returned 22.64%, for the same period. We do not attempt to track any index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Tabular Presentation of Portfolio Holdings

PORTFOLIO ALLOCATION (As of 4/30/07)
Industry and/or Security Type	As a percentage of total investments
Bonds - New Zealand	20.9%
Short-Term Investments	7.4%
Marine Ports & Services	5.9%
Real Estate	5.3%
Investment Companies	4.7%
Commercial Services	4.2%
Healthcare	4.1%
Mining	4.1%
Bonds - Australia	3.8%
Utilities	3.0%
Oil & Gas	2.8%
Metal Fabricate/Hardware	2.8%
Agriculture	2.7%
Appliances	2.4%
Financial Services	2.4%
Chemicals	2.2%
Transportation	2.0%
Telecommunications	2.0%
Multi-Media	2.0%
Food/Beverage	1.8%
Insurance	1.8%
Retail	1.8%
Building Materials	1.6%
Agricultural Operations	1.3%
Recreation	1.1%
Preferred Stocks	0.9%
Apparel	0.9%
Miscellaneous Manufacturing	0.6%
Human Resources	0.6%
Computer Services	0.5%
Medical Supplies	0.5%

COMMONWEALTH INTERNATIONAL SERIES TRUST

Tabular Presentation of Portfolio Holdings (continued)

PORTFOLIO ALLOCATION (As of 4/30/07)
Industry and/or Security Type	As a percentage of total investments
Chemicals - Diversified	0.5%
Pharmaceuticals	0.3%
E-Commerce	0.3%
Banking & Finance	0.3%
Medical Systems	0.2%

1.
The Australian All Ordinaries Index is a capitalization-weighted index. The index is made up of the largest 500 companies as measured by market cap that are listed on the Australian Stock Exchange. The index was developed with a base value of 500 as of 1979. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2.
The New Zealand Exchange Limited 50 Free Float Total Return Index is a modified market capitalization weighted index. This index consists of the top 50 companies by free float adjusted market capitalization that are listed on the New Zealand Stock Exchange. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Commonwealth Japan Fund

Performance Overview

The Commonwealth Japan Fund’s NAV as of April 30, 2007 was $3.81 per share compared to $4.33 per share on October 31, 2006. On December 27, 2006 the Fund made distributions of $0.55 per share. For the six months under review, Commonwealth Japan Fund posted a 0.76% cumulative total return, assuming reinvestment of gross distributions. The Fund underperformed its benchmark, the Tokyo Stock Price Index3, which posted a return of 3.07%, for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Tabular Presentation of Portfolio Holdings

PORTFOLIO ALLOCATION (As of 4/30/07)
Industry and/or Security Type	As a percentage of total investments
Electronics	9.4%
Transportation	8.3%
Utilities	6.1%
Real Estate	6.1%
Leisure & Recreation	6.0%
Bonds	5.8%
Insurance	5.1%
Auto Parts & Equipment	5.0%
Banks	4.7%
Machinery	4.6%
Healthcare-Products	4.1%
Pharmaceuticals	3.6%
Retail	3.3%
Computers	2.9%
Investment Companies	2.6%
Distribution/Wholesale	2.2%
Engineering & Construction	2.2%
Building Materials	2.1%
Human Resources	2.1%
Textiles	1.8%
Short-Term Investments	1.8%
Chemicals	1.6%
Home Furnishings	1.6%
Publishing	1.5%
Printing	1.1%
Food & Beverage	0.9%
Miscellaneous Manufacturing	0.8%
Oil & Gas	0.8%
Internet Services	0.7%
Financial Services	0.7%
Commercial Services	0.4%

3.
The TOPIX, also known as the Tokyo Stock Price Index, is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The index calculation excludes temporary issues and preferred stocks, and had a base value of 100 as of 1/04/68. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Commonwealth Global Fund

Performance Overview

The Commonwealth Global Fund’s NAV as of April 30, 2007 was $18.64 per share compared to $17.07 per share on October 31, 2006. On December 27, 2006 the Global Fund made dividend distributions of $0.90 per share. For the six months under review, Commonwealth Global Fund posted a 14.89% cumulative total return, assuming reinvestment of gross distributions. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index4 which posted a 12.2% total return for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

Tabular Presentation of Portfolio Holdings

PORTFOLIO ALLOCATION (As of 4/30/07)
Country and/or Security Type	As a percentage of total investments
United States	40.6%
Great Britain	11.4%
Investment Companies	6.4%
Germany	5.9%
France	5.8%
Fixed Income	5.5%
Netherlands	5.2%
Short-Term Investments	3.8%
Brazil	3.1%
Canada	2.6%
Mexico	1.5%
Israel	1.4%
South Korea	1.4%
Guernsey	1.3%
Switzerland	1.1%
Spain	1.1%
Portugal	1.1%
India	0.7%

4.
The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2005 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Commonwealth Real Estate Securities Fund

Performance Overview

The Commonwealth Real Estate Securities Fund’s NAV as of April 30, 2007, was $15.01 per share compared to $14.06 per share on October 31, 2006. On December 27, 2006, the Real Estate Securities Fund made dividend distributions of $0.12 per share. For the six months under review, Commonwealth Real Estate Securities Fund posted a 7.64% cumulative total return, assuming reinvestment of gross distributions. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) US REIT Index5, which posted a 6.5% total return for the same period. We do not attempt to track the index, but rather undertake investments on the basis of fundamental research. We also invest a portion of the Fund’s assets in fixed income investments. The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus.

Tabular Presentation of Portfolio Holdings

PORTFOLIO ALLOCATION (As of 4/30/07)
Industry and/or Security Type	As a percentage of total investments
Building Materials	13.7%
REIT - Hotels	9.9%
Short Term Investments	9.5%
Investment Companies	8.8%
Real Estate	6.5%
REIT - Shopping Centers	5.4%
REIT - Apartments	5.1%
Bonds	5.0%
REIT - Office Property	4.6%
REIT - Diversified	3.8%
Homebuilders	3.3%
REIT - Storage	3.0%
Retail Building Products	2.8%
Agencies	2.5%
Preferred Stock	2.3%
Insurance	1.8%
REIT - Regional Malls	1.8%
Financial Services	1.7%
Asset Backed Securities	1.7%
REIT - Warehouse and Industrial	1.4%

COMMONWEALTH INTERNATIONAL SERIES TRUST

Tabular Presentation of Portfolio Holdings (continued)

PORTFOLIO ALLOCATION (As of 4/30/07)
Industry and/or Security Type	As a percentage of total investments
Lodging	1.3%
Distribution and Wholesale	1.2%
REIT - Healthcare	1.0%
REIT - Mortgage	0.9%
REIT - Manufactured Homes	0.9%

5.
The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. MSCI started calculating and maintaining the MSCI US REIT Index on June 20, 2005. Prior to this date the MSCI US REIT Index (then known as the Morgan Stanley REIT Index) was calculated and maintained by the American Stock Exchange.

Management Review

In the following interview, the Funds’ Senior Portfolio Manager Robert W. Scharar discusses the Commonwealth International Series Trust’s operations, strategy and the market environment during the six-month period ended April 30, 2007.

Who is the advisor?

The Funds’ investment advisor is FCA Corp (“FCA”). FCA is a Registered Investment Advisor located at 5847 San Felipe, Suite 850, Houston, Texas 77057. FCA and its predecessors have been in business since 1975.

Who is the distributor?

The distributor of the Funds is BISYS Fund Services, LP. located at 3435 Stelzer Road Columbus, OH 43219.

Why do our Funds include shares of foreign companies?

We invest in companies outside the United States because we believe that there are significant investment opportunities in select foreign markets. We also believe that U.S. investors benefit from the diversification that investments outside the United States can provide. For a U.S. investor, allocation of a portion of the investor’s portfolio to international securities can provide the potential to diminish risk and achieve more consistent long-term performance in the investor’s overall portfolio. International investing also offers exposure to many leading companies and fast growing national economies.

COMMONWEALTH INTERNATIONAL SERIES TRUST

What are some of the factors influencing a Fund’s portfolio turnover?

Each Fund generally invests in equity securities with the view to hold them long-term. The portfolio’s securities are evaluated on their long-term prospects. A particular Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new Fund subscriptions; or selling securities to cover Fund redemptions. Higher levels of portfolio activity by a Fund may result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s shareholders.

How can the size of the Fund impact the Fund’s expense ratio?

The operating expense ratios of mutual funds that invest overseas can be expected to be higher than those of mutual funds investing exclusively in securities of United States issuers, since certain costs (such as custodial, valuation, brokerage and communications) are higher when investing abroad. As with every mutual fund, size has an impact on the expense ratio. Typically, larger funds can have lower expense ratios as there is an increased opportunity to spread out fixed and semi-fixed costs necessary to operate the fund among a greater number of shareholders. Such fund expenses are allocated on a daily basis among all its shareholders. This is evidenced by the Commonwealth’s own Australia/New Zealand Fund which grew from assets of $4.53 million and an expense ratio of 5.74% on 10/31/01 to assets of $42.64 million and an expense ratio of 2.31% for the period ended April 30, 2007.

In Closing: As we reflect on our sixteenth year as the Investment Advisor (“Advisor”) to the Commonwealth Funds, we would like to take this opportunity to thank you for your support and continued interest in our Family of Funds. We truly value our shareholders. If you have any questions, please feel free to contact us.

/s/ Robert W. Scharar	/s/ Wesley R. Yuhnke	/s/ Carlos Rubio
Robert W. Scharar	Wesley R. Yuhnke	Carlos Rubio
President and Portfolio Manager	Assistant Portfolio Manager	Assistant Portfolio Manager
Commonwealth International Series	Commonwealth International Series	Commonwealth International Series

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds’ Prospectus which may be obtained at www.commonwealthfunds.com or from the distributor of the Funds or your broker.

We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing in that Fund. The Prospectus contains information about those and other important matters relating to the Funds. Please read the Prospectus carefully before you invest.

COMMONWEALTH INTERNATIONAL SERIES TRUST
INFORMATION ABOUT YOUR FUND’S EXPENSES

Table of Shareholder Expenses:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/01/06	04/30/07	11/1/06 - 4/30/07	11/1/06 - 4/30/07
Australia/New Zealand Fund	$1,000.00	$1,196.30	$12.58	2.31%
Japan Fund	1,000.00	1,007.60	14.04	2.82%
Global Fund	1,000.00	1,148.90	11.51	2.16%
Real Estate Securities Fund	1,000.00	1,076.40	11.58	2.25%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

COMMONWEALTH INTERNATIONAL SERIES TRUST
INFORMATION ABOUT YOUR FUND’S EXPENSES

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/01/06	04/30/07	11/1/06 - 4/30/07	11/1/06 - 4/30/07
Australia/New Zealand Fund	$1,000.00	$1,013.34	$11.53	2.31%
Japan Fund	1,000.00	1,010.81	14.06	2.82%
Global Fund	1,000.00	1,014.08	10.79	2.16%
Real Estate Securities Fund	1,000.00	1,013.64	11.23	2.25%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value
AUSTRALIA (24.07%)

COMMON STOCKS (20.36%)

AGRICULTURAL OPERATIONS (1.27%)
AWB NPV, Ltd.	101,545	$284,978
Grain Corp., Ltd.	30,000	255,567
		540,545
APPAREL (0.87%)
Billabong International, Ltd.	27,000	369,900

BANKING & FINANCE (0.27%)
Suncorp-Metway United	6,500	115,765

BUILDING MATERIALS (1.54%)
James Hardie Industries NV - ADR	5,200	191,516
Rinker Group, Ltd.	30,000	463,309
		654,825
CHEMICALS - DIVERSIFIED (0.49%)
Nufarm, Ltd.	20,000	207,576

COMMERCIAL SERVICES (0.77%)
Brambles Industries, Ltd. *	30,000	328,551

E-COMMERCE (0.29%)
Webjet, Ltd *	440,000	124,213

FOOD/BEVERAGE (1.80%)
Goodman Fielder, Ltd.	150,000	298,909
Woolworths Ltd.	20,000	469,951
		768,860
HEALTHCARE (0.70%)
Sonic Healthcare, Ltd.	25,000	296,626

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

INSURANCE (1.80%)
QBE Insurance Group, Ltd.	30,000	$768,694

MEDICAL SUPPLIES (0.49%)
Cochlear, Ltd.	4,000	210,731

MEDICAL SYSTEMS (0.23%)
Optiscan Imaging, Ltd. *	263,000	96,083

MINING (4.03%)
Jubilee Mines NL	50,000	706,173
Oxiana, Ltd.	240,000	605,789
Pan Australian Resources, Ltd. *	900,000	407,263
		1,719,225
OIL & GAS (2.31%)
Alinta, Ltd.	16,930	210,574
Origin Energy, Ltd.	102,702	775,991
		986,565
RETAIL (1.37%)
Just Group, Ltd.	165,000	583,620

TRANSPORTATION (1.47%)
Toll Holdings, Ltd.	34,284	627,677

UTILITIES (0.66%)
AGL Energy, Ltd. *	22,000	280,941

TOTAL COMMON STOCK (Cost $4,573,467)		8,680,397

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Principal	Value
BONDS (3.71%)
CBA Capital Australia, Ltd., 7.71%, 4/15/15 (b)	300,000	$228,877
Commonwealth Bank of Australia, 8.50%, 6/1/10	300,000	330,087
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	245,780
Queensland Treasury Corp., 8.00%, 9/14/07 (a)	431,000	360,042
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	418,955

TOTAL BONDS (Cost $1,526,236)		1,583,741

TOTAL AUSTRALIA (Cost $6,099,703)		10,264,138

NEW ZEALAND (67.60%)
	Shares

COMMON STOCKS (41.24%)

AGRICULTURE (2.67%)
Allied Farmers, Ltd.	372,786	563,292
PGG Wrightson, Ltd.	457,263	575,783
		1,139,075

APPLIANCES (2.43%)
Fisher & Paykel Aplliances Holdings, Ltd.	263,195	727,160
Scott Technology, Ltd.	195,245	306,591
		1,033,751

CHEMICALS (2.20%)
Nuplex Industries, Ltd.	170,411	936,581

COMMERCIAL SERVICES (3.42%)
Mowbray Collectables, Ltd.	511,593	644,195
Taylors Group, Ltd.	519,431	815,657
		1,459,852

COMPUTER SERVICE (0.52%)
Finzsoft Solutions, Ltd.	66,100	52,388
Renaissance Corp., Ltd.	202,000	167,576
		219,964

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

FINANCIAL SERVICES (2.38%)
Canterbury Building Society	200,000	$742,184
Loan & Building Society	73,999	274,056
		1,016,240

HEALTHCARE (3.38%)
Fisher & Paykel Healthcare Corp.	250,000	653,670
Ryman Healthcare, Ltd.	122,425	217,633
Wakefield Health, Ltd.	100,532	569,652
		1,440,955

HUMAN RESOURCES (0.59%)
Allied Work Force Group, Ltd.	277,500	252,820

MARINE PORTS & SERVICES (5.88%)
Port of Tauranga, Ltd.	175,000	832,179
South Port of New Zealand, Ltd.	1,027,930	1,675,059
		2,507,238

METAL FABRICATE/HARDWARE (2.73%)
Methven, Ltd.	450,000	726,629
Steel & Tube Holdings, Ltd.	140,000	436,570
		1,163,199

MISCELLANEOUS MANUFACTURING (0.61%)
Skellerup Holdings, Ltd.	309,369	258,940

MULTI-MEDIA (2.00%)
Sky Network Television, Ltd.	189,745	854,511

OIL & GAS (0.44%)
New Zealand Oil & Gas, Ltd. *	262,000	186,301

PHARMACEUTICALS (0.34%)
Life Pharmacy, Ltd.	268,158	146,983

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

REAL ESTATE (5.29%)
Calan Healthcare Properties Trust	901,813	$948,525
ING Property Trust	787,512	717,474
Kermadec Property Fund *	700,000	591,080
		2,257,079

RECREATION (1.07%)
Tourism Holdings, Ltd.	225,000	456,643

RETAIL (0.37%)
Pumpkin Patch, Ltd.	50,000	159,621

TELECOMMUNICATIONS (2.02%)
Cabletalk Group, Ltd.	784,788	279,021
Team Talk, Ltd.	300,000	582,192
		861,213

TRANSPORTATION (0.55%)
Tranz Rail Holdings, Ltd. *	120,000	235,543

UTILITIES (2.35%)
Infratil, Ltd.	227,729	1,001,956

TOTAL COMMON STOCK (Cost $11,511,223)		17,588,465

	Principal
BONDS (20.74%)
ANZ National Bank, Ltd., 3.75%, 1/5/09	300,000	293,224
ANZ National Bank, Ltd., 7.04%, 7/23/12 (b)	1,000,000	738,642
Auckland International Airport, 7.50%, 11/15/08 (b)	350,000	256,941
Federal National Mortgage Association, 0.00%,
zero coupon, 10/29/07	400,000	285,076
Fletcher Building Finance, Ltd., 8.60%, 3/15/08 (b)	775,000	576,800
Generator Bonds, Ltd., 8.00%, 8/20/08 (b)	270,000	199,850
Global Corporate Credit, Ltd, 7.20%, Series 1 12/30/08 (b)	1,138,000	815,085
Global Corporate Credit, Ltd., 8.25%, 12/30/08 (b)	1,126,000	809,684
Global Equity Market Securities, Ltd., 0.00%,
zero coupon, 1/18/08 (b)	3,350,000	3,746,842
GPG Finance Plc, 8.70%, 12/15/08 (b)	1,500,000	1,121,941

TOTAL BONDS (Cost $6,460,585)		8,844,085

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

INVESTMENT COMPANIES (4.70%)
AMP Investments’ World Index Fund *	791,119	$832,097
New Zealand Investments Trust Plc	150,169	1,173,482

TOTAL INVESTMENT COMPANIES (Cost $1,219,413)		2,005,579

PREFERRED STOCKS (0.91%)
ASB Capital, Ltd.	500,000	387,758

TOTAL PREFERRED STOCKS (Cost $364,406)		387,758

TOTAL NEW ZEALAND (Cost $19,555,627)		28,825,887

SHORT-TERM INVESTMENTS (7.37%)
Fifth Third Bank Institutional Govt. Money Market Fund	3,102,706	3,102,706
Forsyth Barr Money Market	51,366	38,047
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,137,997)		3,140,753
TOTAL INVESTMENTS (Cost $28,793,327) - (99.03%)		$42,230,778
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.97%)		413,569
NET ASSETS - (100.00%)		$42,644,347

*	Denotes non-income producing security.
(a)	Principal amount shown is in Australian Dollars; Value shown is in U.S. Dollars.
(b)	Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

COMMON STOCKS (87.62%)

AUTOMOTIVE PARTS AND EQUIPMENT (4.88%)
Denso Corp.	3,000	$106,083
NGK Spark Plug Co., Ltd.	6,000	105,823
Sumitomo Rubber Industries, Inc.	10,000	107,344
Tokai Rika Co., Ltd.	4,000	91,908
		411,158

BANKS (4.63%)
Fukuoka Financial Group, Inc. *	10,000	76,170
Mitsubishi UFJ Financial Group, Inc. - ADR	10,000	104,500
Sumitomo Mitsui Financial Group, Inc.	24	209,692
		390,362

BUILDING MATERIALS (2.03%)
Taiheiyo Cement Corp.	40,000	171,393

CHEMICALS (1.59%)
rJSR Corp.	6,000	134,232

COMMERCIAL SERVICES (0.35%)
Shinwa Art Auction Co., Ltd.	21	29,564

COMPUTERS (2.82%)
Melco Holdings, Inc.	4,500	107,501
TDK Corp. - ADR	1,500	129,750
		237,251

DISTRIBUTION/WHOLESALE (2.14%)
Marubeni Corp.	30,000	180,162

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

ELECTRONICS (9.16%)
Fanuc, Ltd.	1,500	$146,910
Fujitsu, Ltd.	10,000	62,865
Hoya Corp.	4,000	122,932
Sony Corp.	2,000	106,520
Taiyo Yuden Co., Ltd.	10,000	219,780
TOYO Corp.	8,000	112,285
		771,292

ENGINEERING & CONSTRUCTION (2.10%)
Kajima Corp.	36,000	177,245

FINANCIAL SERVICES (0.71%)
Nissin Co., Ltd. - ADR	11,520	59,558

FOOD & BEVERAGE (0.90%)
Kirin Brewery Co., Ltd.	5,000	75,588

HEALTHCARE-PRODUCTS (4.01%)
Nakanishi, Inc.	1,500	176,079
Terumo Corp.	4,000	161,666
		337,745

HOME FURNISHINGS (1.56%)
Alpine Electronics, Inc.	8,000	131,907

HUMAN RESOURCES (2.03%)
Intelligence, Ltd.	66	171,031

INSURANCE (4.98%)
Aflac, Inc.	3,000	154,020
Millea Holdings, Inc. - ADR	3,750	138,563
T & D Holdings, Inc.	2,000	126,679
		419,262

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

INTERNET SERVICES (0.72%)
Internet Initiative Japan, Inc. - ADR *	7,000	$60,760

LEISURE & RECREATION (5.88%)
Nintendo Co., Ltd.	1,000	312,413
Resorttrust, Inc.	3,360	73,164
Sankyo Co., Ltd.	2,500	109,589
		495,166

MACHINERY (4.47%)
Kubota Corp. - ADR	2,000	95,800
Meidensha Corp.	38,000	138,396
Nidec Corp. - ADR	9,000	142,560
		376,756

MISCELLANEOUS MANUFACTURING (0.78%)
Amano Corp.	5,000	65,540

OIL & GAS (0.74%)
AOC Holdings, Inc.	4,000	62,279

PHARMACEUTICALS (3.51%)
Chugai Pharmaceutical Co., Ltd.	6,500	165,766
Takeda Pharmaceutical Co., Ltd.	2,000	129,671
		295,437

PRINTING (1.11%)
Tosho Printing Co., Ltd.	30,000	93,612

PUBLISHING (1.51%)
Kadokawa Holdings, Inc.	4,000	127,027

REAL ESTATE (5.92%)
Recrm Research Co., Ltd.	50	67,521
Sumitomo Realty & Development Co., Ltd.	6,000	221,494
Tokyo Tatemono Co., Ltd.	15,000	209,678
		498,693

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

RETAIL (3.20%)
Sundrug Co., Ltd.	4,000	$85,085
Yamada Denki Co., Ltd.	2,000	184,822
		269,907

TEXTILES (1.80%)
Ichikawa Co., Ltd.	35,000	151,550

TRANSPORTATION (8.14%)
East Japan Railway Co.	15	121,650
Hankyu Holdings, Inc.	22,000	125,010
Keihin Electric Express Railway Co., Ltd.	13,000	99,726
Keio Corp.	18,000	126,668
Tobu Railway Co., Ltd.	18,000	82,319
Yamato Holdings, Co., Ltd.	9,000	130,307
		685,680

UTILITIES (5.95%)
Hokkaido Electric Power Co., Inc.	6,000	152,165
Toho Gas Co., Ltd.	35,000	181,773
Tohoku Electric Power Co., Inc.	7,000	167,180
		501,118

TOTAL COMMON STOCKS (Cost $5,467,440)		7,381,275

INVESTMENT COMPANIES (2.23%)
iShares MSCI Japan Index Fund	5,000	71,100
Morgan Stanley Asia Pacific Fund, Inc.	6,000	116,520

TOTAL INVESTMENT COMPANIES (Cost $138,515)		187,620

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
		Principal	Value

BONDS (5.69%)
Aflac, Inc., 6.50%, 4/15/09		78,000	$79,908
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10		48,000	52,100
SMBC International Finance NV, 8.50%, 6/15/09		150,000	159,401
Toyota Motor Credit Corp., Step-up bond, 4.25%, 2/4/25		200,000	187,609

TOTAL BONDS (Cost $491,616)			479,018
		Shares

SHORT-TERM INVESTMENTS (1.76%)
Fifth Third Bank Institutional Govt. Money Market Fund		148,284	148,284

TOTAL SHORT-TERM INVESTMENTS			148,284
(Cost $148,284)

	Expiration Date
	Exercise Price	Contracts(a)

CALL OPTIONS PURCHASED (0.27%)
iShares MCSI Japan Index Fund	1/19/08, 12.5	100	23,000

TOTAL CALL OPTION PURCHASED (Cost $31,305)			23,000

TOTAL INVESTMENTS (Cost $6,277,160) - (97.57%)			$8,219,197

OTHER ASSETS IN EXCESS OF LIABILITIES - (2.43%)			204,699

NET ASSETS - (100.00%)			$8,423,896

*	Denotes non-income producing security.
(a)	Each contract is equivalent to 100 shares.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

COMMON STOCKS (83.95%)

BRAZIL (3.04%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	10,000	$345,500
Cia Vale do Rio Doce - ADR	12,000	487,320
		832,820

CANADA (2.60%)
Biovail Corp.	16,000	390,240
Vitran Corp, Inc. *	16,000	320,480
		710,720

FRANCE (5.74%)
Arkema - ADR *	6,130	368,521
BNP Paribas - ADR	6,000	350,675
France Telecom SA - ADR	10,000	292,700
Thomson - ADR	9,200	177,192
Total SA - ADR	5,200	383,188
		1,572,276

GERMANY (5.91%)
Deutsche Bank AG	4,000	614,200
E.ON AG - ADR	8,000	401,040
SAP AG - ADR	5,000	240,000
Siemens A G	3,000	362,910
		1,618,150

GREAT BRITAIN (11.37%)
Anglo American Plc - ADR	13,000	343,070
British Airways Plc - ADR *	3,800	384,484
GlaxoSmithKline Plc - ADR	8,000	462,240
Intercontinental Hotels Group Plc - ADR	22,642	547,257
Lloyds TSB Group Plc - ADR	10,900	508,158
National Grid Plc - ADR	3,071	241,903
Signet Group Plc - ADR	8,000	199,120
Tate & Lyle Plc - ADR	4,000	199,824
Vodafone Group Plc - ADR	7,875	226,249
		3,112,305

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

GUERNSEY (1.34%)
Amdocs, Ltd. *	10,000	$367,500

INDIA (0.73%)
Satyam Computer Services, Ltd. - ADR	8,000	199,040

ISRAEL (1.43%)
Teva Pharmaceutical Industries, Ltd.	10,198	390,685

MEXICO (1.54%)
Grupo Televisa SA - ADR	15,000	420,750

NETHERLANDS (5.20%)
ABN AMRO Holding NV - ADR	10,706	518,706
ING Groep NV - ADR	13,842	631,333
Unilever NV - NYS	9,000	274,500
		1,424,539

PORTUGAL (1.06%)
Portugal Telecom SGPS SA - ADR	20,300	289,275

SOUTH KOREA (1.39%)
Korea Electric Power Corp. - ADR	8,000	165,440
KT Corp. - ADR	9,500	215,270
		380,710

SPAIN (1.10%)
Banco Santander Central Hispano SA - ADR	17,000	300,730

SWITZERLAND (1.13%)
Nestle SA - ADR	3,100	308,118

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value
UNITED STATES (40.37%)
AGCO Corp. *	15,000	$625,949
American National Insurance	2,998	391,299
BJ’s Wholesale Club, Inc. *	5,075	175,240
Bunge, Ltd.	6,500	492,440
Chemed Corp.	5,200	261,560
Compass Bancshares, Inc.	6,150	419,307
Conmed Corp. *	7,720	234,070
Continental Airlines, Inc. *	10,000	365,600
Dentsply International, Inc.	6,700	223,847
DST Systems, Inc. *	7,385	576,399
Electronic Arts, Inc. *	10,000	504,100
Headwaters, Inc. *	10,000	216,700
International Rectifier Corp. *	8,000	282,240
KVH Industries, Inc. *	16,000	149,600
Lifepoint Hospitals, Inc. *	15,000	547,650
Lubrizol Corp.	5,055	302,997
Lufkin Industries, Inc.	10,000	622,200
Lyondell Chemical Co.	10,000	311,200
National-OilWell Varco, Inc. *	3,633	308,260
Norfolk Southern Corp.	9,000	479,160
Northwest Natural Gas Co.	6,000	304,860
Pentair, Inc.	12,760	410,106
Prudential Financial, Inc.	5,000	475,000
Quanex Corp.	6,487	279,136
SanDisk Corp. *	5,000	217,250
SCANA, Corp.	6,075	264,445
Smith International, Inc.	4,490	235,456
Todco *	4,000	181,840
UBS AG	6,000	389,400
Varian Semiconductor Equipment, Inc. *	8,000	530,880
XTO Energy, Inc	5,000	271,350
		11,049,541
TOTAL COMMON STOCKS (Cost $15,132,740)		22,977,159

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES (6.35%)
Commonwealth Australia/New Zealand Fund (a)	42,777	$784,962
Commonwealth Japan Fund (a)	42,405	161,565
iShares MSCI Japan Index Fund	25,000	355,500
iShares S&P/TOPIX 150 Index Fund	3,500	436,730
TOTAL INVESTMENT COMPANIES (Cost $1,377,535)	.	1,738,757

PREFERRED STOCK (1.13%)
Chesapeake Energy Corp.	1,000	102,000
HSBC USA, Inc.	8,000	207,680
TOTAL PREFERRED STOCK (Cost $294,060)		309,680

	Principal
BONDS (4.30%)
EnCana Corp., 4.60%, 8/15/09	135,000	133,202
JP Morgan Chase & Co., 0.00%, 2/10/11	150,000	173,055
Mexico Government International Bond, 4.625%, 10/8/08	200,000	197,900
SMBC International Finance NV, 8.50%, 6/15/09	270,000	286,922
Toyota Motor Credit Corp., Step-up bond, 4.25%, 2/4/25	200,000	187,610
Vodafone Group Plc, 3.95%, 1/30/08	200,000	198,007
TOTAL BONDS (Cost $1,170,343)		1,176,696

	Shares
SHORT-TERM INVESTMENTS (3.76%)
Fifth Third Bank Institutional Govt. Money Market Fund	1,028,478	1,028,478
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,028,478)		1,028,478
TOTAL INVESTMENTS (Cost $19,003,156) - (99.49%)		$27,230,770
OTHER ASSETS IN EXCESS OF
LIABILITIES - (0.51%)		138,602
NET ASSETS - (100.00%)		$27,369,372

*	Denotes non-income producing security.
(a)	Affiliated by having the same Investment Advisor.
ADR	American Depositary Receipt.
NYS	New York Share.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

COMMON STOCKS (70.00%)

BUILDING MATERIALS (13.66%)
Cemex SA de CV - ADR	11,538	$374,985
CRH Plc - ADR	9,200	411,056
James Hardie Industries NV - ADR	6,900	254,127
Lafarge SA - ADR	5,000	203,200
Rinker Group, Ltd. - ADR	6,000	463,980
Universal Forest Products, Inc. #	3,000	139,380
USG Corp. *	7,000	323,050
		2,169,778

DISTRIBUTION & WHOLESALE (1.22%)
Wolseley Plc - ADR	8,000	194,640

FINANCIAL SERVICES (1.74%)
Delta Financial Corp. *	17,000	170,170
Fannie Mae	1,800	106,056
		276,226

HOMEBUILDERS (3.29%)
Desarrolladora Homex SA de CV - ADR * #	9,000	522,360

INSURANCE (1.82%)
First American Corp.	3,500	180,250
Stewart Information Services Corp.	2,700	108,594
		288,844

LODGING (1.27%)
Starwood Hotels & Resorts Worldwide, Inc.	3,000	201,060

REAL ESTATE (6.47%)
Alto Palermo SA - ADR	17,000	265,200
Hang Lung Properties, Ltd. - ADR	18,000	268,691
IRSA Inversiones y Representaciones SA - GDR *	10,000	209,200
St. Joe Co.	2,000	113,260
WP Carey & Co. LLC.	5,000	171,250
		1,027,601

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

REAL ESTATE INVESTMENT TRUST - APARTMENTS (5.05%)
Archstone - Smith Trust	2,500	$130,275
Camden Property Trust	3,900	271,635
Education Realty Trust, Inc.	9,000	128,160
Equity Residential	2,500	116,075
GMH Communities Trust	15,500	155,620
		801,765

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (3.77%)
First Potomac Realty Trust	8,000	206,480
PS Business Parks, Inc.	3,500	241,150
Washington Real Estate Investment Trust	4,000	151,440
		599,070

REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (0.98%)
Senior Housing Properties Trust	6,800	155,244

REAL ESTATE INVESTMENT TRUSTS - HOTELS (9.89%)
Diamondrock Hospitality Co.	12,000	219,480
Equity Inns, Inc.	11,000	188,100
Hersha Hospitality Trust	12,000	142,560
Highland Hospitality Corp.	17,300	329,565
Host Hotels & Resorts, Inc.	11,636	298,347
Strategic Hotels & Resorts, Inc.	10,000	216,500
Winston Hotels, Inc.	11,900	176,358
		1,570,910

REAL ESTATE INVESTMENT TRUSTS - MANUFACTURED HOMES (0.91%)
American Land Lease, Inc.	5,600	144,200

REAL ESTATE INVESTMENT TRUSTS - MORTGAGE (0.93%)
American Mortgage Acceptance Corp.	4,000	35,800
RAIT Investment Trust	4,000	112,600
		148,400

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (4.58%)
American Financial Realty Trust	12,000	$127,200
Biomed Realty Trust, Inc.	4,000	114,840
HRPT Properties Trust	10,100	123,624
Maguire Properties, Inc.	3,000	108,090
Republic Property Trust	12,000	135,240
Vornado Realty Trust	1,000	118,630
		727,624

REAL ESTATE INVESTMENT TRUST - REGIONAL MALLS (1.81%)
General Growth Properties, Inc. #	4,500	287,325

REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (5.39%)
Acadia Realty Trust	4,800	129,024
Agree Realty Corp.	4,400	149,160
Kite Realty Group Trust	10,000	200,000
Saul Centers, Inc.	4,100	212,872
Weinharten Realty Investors	3,450	165,117
		856,173

REAL ESTATE INVESTMENT TRUSTS - STORAGE (3.02%)
Extra Space Storage, Inc.	13,200	246,972
Public Storage, Inc.	2,500	233,300
		480,272

REAL ESTATE INVESTMENT TRUST - WAREHOUSE AND INDUSTRIAL (1.43%)
Prologis	3,500	226,800

RETAIL - BUILDING PRODUCTS (2.77%)
Home Depot, Inc.	3,300	124,971
Kingfisher Plc - ADR	12,000	130,789
Lowe’s Cos., Inc.	6,000	183,360
		439,120
TOTAL COMMON STOCKS (Cost $7,396,098)		11,117,412

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
	Shares	Value

INVESTMENT COMPANIES (8.74%)
DWS RREEF Real Estate Fund, Inc.	9,000	$241,740
iShares Cohen & Steers Realty Majors Index Fund #	3,000	309,420
iShares Dow Jones U.S. Real Estate Index Fund	3,200	273,472
LMP Real Estate Income Fund	16,000	384,960
streetTRACKS Dow Jones Wilshire REIT ETF Fund #	1,950	178,796

TOTAL INVESTMENT COMPANIES (Cost $872,960)		1,388,388

PREFERRED STOCK (2.32%)
Fannie Mae	7,000	367,938

TOTAL PREFERRED STOCK (Cost $398,160)		367,938
	Principal
BONDS (5.00%)
Centex Corp., 4.55%, 11/1/10	150,000	143,732
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	245,780
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	207,750
Vornado Realty LP., 4.50%, 8/15/09	200,000	196,155

TOTAL BONDS (Cost $802,349)		793,417

AGENCY OBLIGATIONS (2.53%)
Federal Home Loan Bank System, 4.38%, 5/16/08	105,000	104,275
Federal Home Loan Bank System, 4.50%, 11/26/08	300,000	297,687

TOTAL AGENCY OBLIGATIONS (Cost $405,000)		401,962

ASSET BACKED SECURITIES (1.73%)
Greenpoint Manufactured Housing, 5.30%, 3/11/23 (a)	275,000	275,000

TOTAL ASSET BACKED SECURITIES (Cost $275,000) .		275,000

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - April 30, 2007 (Unaudited)
		Shares	Value

SHORT-TERM INVESTMENTS (9.43%)
Fifth Third Bank Institutional Govt. Money Market Fund		1,497,062	$1,497,062

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,497,062)			1,497,062

TOTAL INVESTMENTS (Cost $11,646,629) - (99.75%)			15,841,179

CALL OPTIONS WRITTEN
(Proceeds $97,381) - (-0.26%)			(41,295)

OTHER ASSETS IN EXCESS OF
LIABILITIES - (0.51%)			81,132

NET ASSETS - (100.00%)			$15,881,016

	Expiration Date
	Exercise Price	Contracts (b)
CALL OPTIONS WRITTEN (-0.3%)
Desarrolladora Homex	09/22/07 - 65	45	(11,700)
General Growth Properties, Inc.	07/21/07 - 65	25	(6,750)
General Growth Properties, Inc.	10/20/07 - 70	20	(4,000)
iShares Cohen	08/18/07 - 104	30	(11,400)
DJ Wilshire	06/16/07 - 100	19	(95)
Universal Forest	10/20/07 - 50	30	(7,350)

TOTAL CALL OPTIONS WRITTEN
(Proceeds $97,381)			$(41,295)
*	Denotes non-income producing security.
(a)	Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2007.
(b)	Each contract is equivalent to 100 shares.
#	Call options have been written by the fund against this position.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - April 30, 2007 (Unaudited)

	Commonwealth			Commonwealth
	Australia/	Commonwealth	Commonwealth	Real Estate
	New Zealand Fund	Japan Fund	Global Fund	Securities Fund

ASSETS:
Investments, at market (Cost $28,793,327;
$6,277,160; $19,003,156; and $11,646,629,
respectively)	$42,230,778	$8,219,197	$27,230,770	$15,841,179
Cash	—	705	5,050	5
Foreign currency, at value (Cost $338,827;
$115,554; $0; and $0; respectively)	340,732	113,831	—	—
Receivables:
Dividends and interest	92,717	44,341	87,941	49,265
Fund shares sold	99,099	—	636	500
Investments and foreign currency sold	—	24,808	—	—
Due from Advisor	617	—	—	—
Prepaid expenses	186,459	51,263	124,208	81,102
Total Assets	42,950,402	8,454,145	27,448,605	15,972,051

LIABILITIES:
Accrued expenses and other payables:
Accrued 12b-1 fees	7,896	1,756	5,577	3,300
Due to Advisor	24,632	5,304	16,732	9,899
Fund shares redeemed	26,305	1,234	815	—
Investments purchased	168,152	—	—	—
Accrued expenses	79,070	21,955	56,109	36,541
Covered call options written, at value (premiums
received $0, $0, $0 and $95,381, respectively)	—	—	—	41,295
Total Liabilities	306,055	30,249	79,233	91,035
NET ASSETS:	$42,644,347	$8,423,896	$27,369,372	$15,881,016

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE:
(2,323,645; 2,211,467; 1,468,655; and 1,057,738)
shares of beneficial interest outstanding,
respectively, par value .01, unlimited
shares authorized)	$18.35	$3.81	$18.64	$15.01

NET ASSETS CONSIST OF:
Capital	27,135,103	6,672,444	18,060,836	11,056,725
Accumulated net investment income	180,473	(54,370)	(21,384)	43,991
Accumulated net realized gains (losses) on
investments and foreign currency	1,888,386	(134,092)	1,102,306	529,664
Net unrealized appreciation (depreciation) on
investments and foreign currency	13,440,385	1,939,914	8,227,614	4,250,636

NET ASSETS:	$42,644,347	$8,423,896	$27,369,372	$15,881,016

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS - For the six months ended April 30, 2007 (Unaudited)

	Commonwealth			Commonwealth
	Australia/	Commonwealth	Commonwealth	Real Estate
	New Zealand Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME:
Interest (net of foreign taxes withheld of
$4,929; $0; $0 and $0, respectively)	$224,020	$5,889	$26,218	$47,539
Dividends (net of foreign taxes withheld of
$55,272; $3,134; $0 and $0, respectively)	392,505	42,509	208,097	241,654
Dividends from affiliated mutual funds	10,225	10,075	17,762	12,915
Total Investment Income	626,750	68,473	252,077	302,108

EXPENSES:
Management fees	139,611	32,652	94,304	57,760
Legal fees	23,280	5,716	15,890	9,661
Adminstration fees	52,937	17,486	38,023	25,447
Accounting and transfer agent fees	82,465	24,249	41,769	25,762
Distribution fees	46,537	10,884	31,435	19,253
Insurance fees	15,266	3,743	10,228	6,275
Audit fees	10,794	2,650	7,368	4,479
Custodian fees	12,537	5,380	4,451	2,800
Miscellaneous fees	15,799	3,314	7,479	4,811
Trustee fees and expenses	4,000	4,251	5,639	4,788
Registration fees	21,819	10,114	15,141	11,491
Reports to shareholders	2,540	2,329	1,734	1,055
Interest expense	2,315	75	—	29
Total expenses	429,900	122,843	273,461	173,611
Net Investment Income (Loss)	196,850	(54,370)	(21,384)	128,497

REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on:
Investments, unaffiliated issuers	1,831,359	(123,155)	1,091,982	548,269
Foreign currency transactions	96,519	(774)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments, unaffiliated issuers	4,573,348	232,424	2,441,243	446,600
Foreign currency transactions	2,748	(2,124)	—	—
Net Realized and Unrealized Gains on
Investments and Foreign Currency	6,503,974	106,371	3,533,225	994,869
Change in Net Assets Resulting
from Operations	$6,700,824	$2,001	$3,511,841	$1,123,366

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund
	For the six months ended April 30, 2007	For the year ended October 31, 2006
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$196,850	$546,233
Net realized gains (losses) on:
Investments	1,831,359	4,354,636
Foreign currency transactions	96,519	(102,558)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	4,576,096	248,264
Change in net assets resulting from operations	6,700,824	5,046,575

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(123,094)	(1,472,334)
Net realized gain	(4,575,607)	(2,303,653
Change in net assets resulting from distributions	(4,698,701)	(3,775,987)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,724,197	11,077,046
Dividends reinvested	3,702,152	3,119,952
Cost of shares redeemed	(6,875,357)	(33,356,377)
Change in net assets resulting from capital transactions	5,550,992	(19,159,379)
Change in net assets	7,553,115	(17,888,791)

NET ASSETS:
Beginning of period	35,091,232	52,980,023
End of period*	$42,644,347	$35,091,232
Accumulated net investment income (loss)	$180,473	$106,717

SHARE TRANSACTIONS:
Issued	491,621	691,048
Reinvested	221,421	202,990
Redeemed	(401,492)	(2,106,168)
Change in Shares	311,550	(1,212,130)

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Japan Fund
	For the six months ended April 30, 2007	For the year ended October 31, 2006
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(54,370)	$(174,552)
Net realized gains (losses) on:
Investments	(123,155)	1,292,198
Foreign currency transactions	(774)	2,357
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	230,300	(443,217)
Change in net assets resulting from operations	52,001	676,786

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—
Net realized gain	(1,128,869)	(121,620)
Change in net assets resulting from distributions	(1,128,869)	(121,620)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,227,485	11,321,549
Dividends reinvested	524,182	65,578
Cost of shares redeemed	(1,542,098)	(12,046,511)
Change in net assets resulting from capital transactions	1,209,569	(659,384)
Change in net assets	132,701	(104,218)

NET ASSETS:
Beginning of period	8,291,195	8,395,413
End of period*	$8,423,896	$8,291,195
Accumulated net investment income (loss)	$(54,370)	$—

SHARE TRANSACTIONS:
Issued	681,017	2,585,011
Reinvested	137,943	14,445
Redeemed	(524,086)	(2,705,971)
Change in Shares	294,874	(106,515)

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Global Fund
	For the six months ended	For the year ended
	April 30, 2007	October 31, 2006
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(21,384)	$(123,331)
Net realized gains (losses) on:
Investments	1,091,982	1,410,842
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	2,441,243	1,963,373
Change in net assets resulting from operations	3,511,841	3,250,884

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—
Net realized gain	(1,244,112)	(495,081)
Change in net assets resulting from distributions	(1,244,112)	(495,081)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,868,071	1,506,243
Dividends reinvested	1,231,183	490,867
Cost of shares redeemed	(1,522,574)	(1,584,285)
Change in net assets resulting from capital transactions	1,576,680	412,825
Change in net assets	3,844,409	3,168,628

NET ASSETS:
Beginning of period	23,524,963	20,356,335
End of period*	$27,369,372	$23,524,963
Accumulated net investment income (loss)	$(21,384)	$—

SHARE TRANSACTIONS:
Issued	111,202	93,309
Reinvested	71,249	31,567
Redeemed	(91,888)	(98,826)
Change in Shares	90,563	26,050

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Real Estate Securities Fund
	For the six months ended	For the year ended
	April 30, 2007	October 31, 2006
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$128,497	$39,998
Net realized gains (losses) on:
Investments	548,269	33,637
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	446,600	2,380,005
Change in net assets resulting from operations	1,123,366	2,453,640

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(93,720)	(115,770)
Net realized gain	(32,294)	(4,226)
Change in net assets resulting from distributions	(126,014)	(119,996)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	735,537	2,076,563
Dividends reinvested	121,754	118,702
Cost of shares redeemed	(551,992)	(2,440,353)
Change in net assets resulting from capital transactions	305,299	(245,088)
Change in net assets	1,302,651	2,088,556

NET ASSETS:
Beginning of period	14,578,365	12,489,809
End of period*	$15,881,016	$14,578,365
Accumulated net investment income (loss)	$43,991	$—

SHARE TRANSACTIONS:
Issued	51,454	162,866
Reinvested	8,420	9,722
Redeemed	(38,652)	(190,023)
Change in Shares	21,222	(17,435)

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Commonwealth Australia/New Zealand Fund
	Six Months
	Ended
	April 30, 2007	Year Ended October 31
	(Unaudited)	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$17.44	$16.43	$16.39	$14.44	$10.39	$8.53
Investment Activities:
Net investment income
(loss)	0.11	0.26	0.35	0.26	0.17	(0.05)
Net realized and unrealized
gains (losses) from
investments	3.09	1.98	1.41	2.11	3.88	1.91
Total from investment
activities	3.20	2.24	1.76	2.37	4.05	1.86

Distributions:
Net investment income	(0.06)	(0.48)	(0.48)	(0.21)	—	—
Net realized gains	(2.23)	(0.75)	(1.24)	(0.21)	—	—
Total Distributions	(2.29)	(1.23)	(1.72)	(0.42)	—	—
Net Asset Value,
End of Period	$18.35	$17.44	$16.43	$16.39	$14.44	$10.39
Total Return	19.63%(a )	14.58%	11.08%	16.70%	38.98%	21.81%

Ratios/Supplemental Data:
Net Assets at end of
period (000)	$42,644	$35,091	$52,980	$43,103	$33,036	$6,864
Ratio of expenses to average
net assets(b)	2.31%	2.94%(c)(d )	2.12%(c )	2.10%(c )	2.53%	5.63%
Ratio of net investment
income (loss)(c)	1.06%	1.32%(c )	2.29%(c )	2.44%(c )	1.87%	(0.56)%
Portfolio turnover	10%(a )	20%	32%	55%	78%	28%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly”. The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.95% and 1.31%, respectively for the year ended October 31, 2006 and 2.12% and 2.29%, respectively for the year ended October 31, 2005 and 2.09% and 2.45%, respectively for the year ended October 31, 2004.

(d)	The reimbursement of certain interest costs by the Advisor related to SEC settlement discussed in Note 12 in the October 31, 2006 Annual Report reduced the expense ratio by 0.01%.

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Commonwealth Japan Fund
	Six Months
	Ended
	April 30, 2007	Year Ended October 31
	(Unaudited)	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$4.33	$4.15	$3.61	$3.98	$3.37	$4.12
Investment Activities:
Net investment income
(loss)	(0.02)	(0.09)	(0.07)	(0.09)	(0.11)	(0.20)
Net realized and unrealized
gains (losses) from
investments	0.05	0.32	0.61	(0.28)(a )	0.72	(0.55)
Total from investment
activities	0.03	0.23	0.54	(0.37)	0.61	(0.75)
Distributions:
Net realized gains	(0.55)	(0.05)	—	—	—	—
Net Asset Value,
End of Period	$3.81	$4.33	$4.15	$3.61	$3.98	$3.37
Total Return	0.76%(b )	5.60%	14.96%	(9.30)%	18.10%	(18.20)%
Ratios/Supplemental Data:
Net Assets at end of
period (000)	$8,424	$8,291	$8,395	$7,873	$7,079	$3,611
Ratio of expenses to average
net assets(c)	2.82%	3.20%(d)(e )	3.07%(e )	3.13%(e )	4.78%	6.94%
Ratio of net investment
income (loss)(c)	(1.25)%	(1.86)%(e )	(1.57)%(e )	(2.42)%(e )	(3.89)%	(6.03)%
Portfolio turnover	2%(b )	50%	47%	77%	28%	5%

(a)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain and loss items in the statement of operations, which net to a gain, primarily because of the timing of sales and repurchases of the Funds’ shares in relation to fluctuating market values for the Fund’s portfolio.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The reimbursement of certain interest costs by the Advisor related to the SEC settlement discussed in Note 12 in the October 31, 2006 Annual Report reduced he expense ratio by 0.15%.
(e)
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly”. The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 3.34% and (2.00)%, respectively for the year ended October 31, 2006 and 3.03% and (1.53)%, respectively for the year ended October 31, 2005 and 3.09% and (2.38)%, respectively for the year ended October 31, 2004.

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Commonwealth Global Fund
	Six Months Ended				December 3, 2002(a) through
	April 30, 2007	Year Ended October 31			October 31,
	(Unaudited)	2006	2005	2004	2003
Net Asset Value,
Beginning of Period	$17.07	$15.06	$13.89	$11.99	$10.00
Investment Activities:
Net investment income (loss) .	(0.10)	(0.09)	(0.01)	(0.08)	(0.14)
Net realized and unrealized
gains (losses) from
investments	2.57	2.47	1.63	1.98	2.13
Total from investment
activities	2.47	2.38	1.62	1.90	1.99
Distributions:
Net realized gains	(0.90)	(0.37)	(0.45)	—	—
Net Asset Value, End of Period	$18.64	$17.07	$15.06	$13.89	$11.99
Total Return	14.89%(b )	16.04%	11.68%	15.85%	19.90%(b )
Ratios/Supplemental Data:
Net Assets at end of
period (000)	$27,369	$23,525	$20,356	$14,969	$9,418
Ratio of expenses to average
net assets(c)	2.16%	2.72%(d )	2.38%(d )	2.45%(d )	4.62%
Ratio of net investment
income (loss)(c)	(0.17)%	(0.55)%(d )	(0.15)%(d )	(0.76)%(d )	(2.96)%
Portfolio turnover	10%(b )	36%	33%	44%	11%(b )

(a)	Commencement of Operations
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly”. The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.72% and (0.43)%, respectively for the year ended October 31, 2006 and 2.33% and (0.10)%, respectively for the year ended October 31, 2005 and 2.40% and (0.71)%, respectively for the year ended October 31, 2004.

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Commonwealth Real Estate Securities Fund
	Six Months
	Ended			January 5, 2004(a)
	April 30, 2007			through
	(Unaudited)	October 31, 2006	October 31, 2005	October 31, 2004
Net Asset Value, Beginning of Period	$14.06	$11.85	$10.54	$10.00
Investment Activities:
Net investment income (loss)	0.12	0.04	0.11	0.02
Net realized and unrealized
gains (losses) from
investments	0.95	2.28	1.28	0.52
Total from investment activities	1.07	2.32	1.39	0.54
Distributions:
Net investment income	(0.09)	(0.11)	(0.07)	—
Net realized capital gains	(0.03)	—	(0.01)	—
Total Distributions	(0.12)	(0.11)	(0.08)	—
Net Asset Value, End of Period	$15.01	$14.06	$11.85	$10.54
Total Return	7.64%(c )	19.74%	13.11%	5.40%(c	)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,881	$14,578	$12,490	$6,645
Ratio of expenses to average
net assets(d)	2.25%	2.87%(e )	2.66%(e )	3.45%(e	)
Ratio of net investment
income (loss)(d)	1.67%	0.29%(e )	0.93%(e )	0.33%(e	)
Portfolio turnover	6%(c )	8%	5%	3%(c	)

(a)	Commencement of Operations
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly”.

The ratios of expenses to average daily net assets and net investment income to average daily net assets net of fees paid indirectly would have been 2.87% and 0.29%, respectively for the year ended October 31, 2006 and 2.62% and 0.97%, respectively for the year ended October 31, 2005 and 3.40% and 0.38%, respectively for the period ended October 31, 2004.

See accompanying notes to the financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Note 1 - Organization

Commonwealth International Series Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Australia/New Zealand Fund, the Japan Fund, the Global Fund and the Real Estate Securities Fund (each a “Fund” and collectively the “Funds”).

Note 2 - Investment Objectives

Each Fund’s investment objective will be to provide long-term capital appreciation and current income.

The Australia/New Zealand Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of Australia/New Zealand Issuers. Aus-tralian/New Zealand Issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand Stock Exchanges regardless of the Country in which the Issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand, and Australian or New Zealand central and local government entities.

The Japan Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of Japanese Issuers. Japanese Issuers include issuers that are organized under Japanese law; issuers that are listed on the Japanese Stock Exchanges regardless of the Country in which the Issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan, and Japanese central and local government entities.

The Global Fund invests in U.S. and foreign equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities. Although the fund can invest in companies of any size and from any country, it will generally focus on established companies in countries with developed economies.

The Real Estate Securities Fund seeks to invest its assets in common stock and other equity securities including preferred stock and securities convertible into common stock and debt securities of Real Estate Industry Companies (i.e., those whose fortunes are impacted by the real estate market) which may include real estate investment trusts (REITs), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies and other publicly-traded companies involved in real estate related activities and industries. Under normal conditions, at least 80% of the Fund’s total assets will be invested in securities of REITs and other publicly-traded real estate industry companies. The Fund’s investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Consistent with the Fund’s investment objective, certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited) (continued)

Note 3 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A) Valuation of Securities - Each Fund’s assets are valued primarily on the basis of market quotations or offi-cial closing prices or, if there is no recent last sales price available, at the last current bid quotation. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. If the Advisor determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees. Fair value prices are generally provided by an independent fair value service. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use a pricing model. Generally, debt instruments with maturities of less then 60 days (short-term debt) are valued at amortized cost. The Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the period ended April 30, 2007, there were several instances where foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value in good faith to take into consideration the extraordinary change in the U.S. market occurring after the close of the foreign market.

B) New Accounting Pronouncements - On July 13, 2006 the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds’ financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to mea-

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

sure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

C) Currency Translation - For purposes of determining the Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Accounting for Investments - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

E) Federal Income Taxes - No provision has been made for Federal income taxes since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

F) Distributions to Shareholders - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, short-term gains and capital loss carryovers.

G) Option Accounting Principles - When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

H) Forward Currency Contracts - Forward currency transactions are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

I) Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

J) Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results can be expected to differ from those estimates.

Note 4 - Related Party Transactions

A) Investment Adviser - The Funds retain FCA Corp., (“FCA”) as their Investment Adviser. Under the Investment Advisory Agreement (the “Agreement”), the Advisor is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. Certain officers of the Trust are also officers of FCA Corp.

B) Administration, Fund Accounting and Transfer Agent - BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), who serves the Funds as administrator, is a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated. Such persons are paid no fees directly by the Funds for serving as officers of the Trust, with the exception of the Chief Compliance Officer. Under the Master Services Agreement with the Funds, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Funds subject to annual minimums. The amounts charged to the Funds for the services provided by BISYS Ohio are reported within the Statement of Operations.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Under a Compliance Services Agreement between the Funds and BISYS Ohio (the “CCO Agreement”), BISYS Ohio provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds’ will pay BISYS Ohio an annual fee of $40,000.

C) Distribution - BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., (the “Distributor”) has contracted with the Trust to serve as the Distributor. For its services, the Distributor receives an annual fee of $20,000.

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statement of Operations under Distribution fees.

Certain officers and trustees of the Funds, who are also officers and directors of the Adviser, the Administrator or Distributor, received no compensation from the Funds.

Note 5 - Investments in Affiliates

The Global Fund invests a portion of its assets in both the Australia/New Zealand Fund and the Japan Fund. The Funds are considered to be affiliated under the Investment Company Act of 1940 because they have the same Investment Advisor. When computing both the Advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the Australia/New Zealand Fund and the Japan Fund. Details of the Global Fund’s holdings in the Australia/New Zealand and Japan Funds and related transactions during the period ended April 30, 2007 appear below.

	Beginning Shares	Purchases	Sales	Ending Shares	Dividend Income*	Market Value
Australia/New Zealand Fund	37,625	5,152	—	42,777	$2,254	$784,962
Japan Fund	37,032	5,373	—	42,405	—	161,565
Totals					$2,254	$946,527

*
Dividends received were reinvested into the Australia/New Zealand Fund and the Japan Fund. The Global Fund received 5,152 shares and 5,373 shares of Australia/New Zealand Fund and the Japan Fund, respectively, from the reinvested dividends, including capital gains distributions.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Note 6 - Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2007 were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$2,517,670	$3,381,336
Japan Fund	100,000	445,502
Global Fund	1,652,718	2,002,273
Real Estate Securities Fund	539,687	1,272,223

Note 7 - Options Written by the Global Fund and the Real Estate Securities Fund

A call option gives the holder the right to buy the underlying stock from the writer (the Funds) at a speci-fied price within a fixed period of time. Therefore, the securities held by the Funds against which options are written may not be traded and are held in escrow by the custodian.

Written option activity for the six month period ended April 30, 2007 was as follows:

	Commonwealth Real Estate Securities Fund
	Number of Options	Amount of Premium
Options outstanding at October 31, 2006	20	$9,335
Options written	169	97,381
Options expired	—	—
Options covered	(20)	(9,335)
Options called	—	—
Options outstanding at April 30, 2007	169	$97,381

As of April 30, 2007, the aggregate market value of securities subject to call options written is $1,297,901 or 8.17% of net assets for the Real Estate Securities Fund.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Note 8 - Tax Matters

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of Octo-ber 31, 2006, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gains	Appreciation	Earnings
Australia/New Zealand Fund	$930,253	$3,752,070	$8,824,798	$13,507,121
Japan Fund	217,022	902,979	1,708,319	2,828,320
Global Fund	—	1,254,436	5,786,371	7,040,807
Real Estate Securities Fund	—	24,423	3,802,516	3,826,939

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary income is attributable primarily to differing book/tax treatment of short term capital gains.

As of October 31, 2006, the Funds had loss deferrals available for federal income tax purposes and utilized capital loss carryforwards and losses previously deferred during the year or period ended October 31, 2006 as follows:

Deferred for Tax Purposes
Australia/New Zealand Fund	$39,491
Japan Fund	1,295
Global Fund	—
Real Estate Securities Fund	1,520

The losses deferred for tax purposes consist of losses deferred on wash sales.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at April 30, 2007 for each fund:

		Gross	Gross	Net
	Cost	Appreciation	Depreciation	Appreciation
Australia/New Zealand Fund	$28,832,817	$13,652,021	$(254,060)	$13,397,961
Japan Fund	6,278,457	2,261,292	(320,552)	1,940,740
Global Fund	19,003,156	8,470,933	(243,319)	8,227,614
Real Estate Securities Fund	11,646,629	4,490,963	(241,847)	4,249,116

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Note 9 - Revolving Credit Agreement

The Trust has entered into a Revolving Credit Agreement with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Investment Company Act of 1940, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%. There were no loans outstanding for the Funds as of April 30, 2007. The average amount of borrowings and the average interest rate on those borrowings by the Trust during the period ended April 30, 2007 were as follows:

	Average	Average
	Principal	Interest Rate
Australia/New Zealand Fund	$41,707	6.76%
Japan Fund	238	6.82%

For the period ended April 30, 2007 the Global Fund and the Real Estate Securities Fund had no loans from the Revolving Credit Agreement.

Note 10 - Contractual Obligations

In the normal course of business, the Funds enter into contracts that contain various respresentations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 11 - Concentration of Market Risk

The Commonwealth Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand companies and the Commonwealth Japan Fund invests exclusively in securities issued by Japanese companies. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region's economical and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Commonwealth Real Estate Securities Fund are considered investments in the real estate sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - April 30, 2007 (Unaudited)

Additional Information (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commissions website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898; and on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable - only for annual reports.

Item 6.   Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)* /s/Robert W. Scharar
Robert W. Scharar, President

Date__July 9, 2007_________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Scharar
Robert W. Scharar, President

Date_July 9, 2007__________________

By (Signature and Title)* /s/ Linda A. Durkin
Linda A. Durkin, Treasurer
Date__July 9, 2007_________________________